Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [line items]
Summary of Key Financial Performance Measures of Segments Including Revenue, Cost of Revenue, and Gross Profit	Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	2020	2019	2018
	(in € millions)
Premium
Revenue	7,135	6,086	4,717
Cost of revenue	5,126	4,443	3,451
Gross profit	2,009	1,643	1,266
Ad-Supported
Revenue	745	678	542
Cost of revenue	739	599	455
Gross profit	6	79	87
Consolidated
Revenue	7,880	6,764	5,259
Cost of revenue	5,865	5,042	3,906
Gross profit	2,015	1,722	1,353

Summary of Reconciliation Between Reportable Segment Gross Profit and Loss to Consolidated Loss Before Tax	The reconciliation between reportable segment gross profit to the Group’s loss before tax is as follows:

	2020	2019	2018
	(in € millions)
Segment gross profit	2,015	1,722	1,353
Research and development	(837)	(615)	(493)
Sales and marketing	(1,029)	(826)	(620)
General and administrative	(442)	(354)	(283)
Finance income	94	275	455
Finance costs	(510)	(333)	(584)
Share in losses of associate	—	—	(1)
Loss before tax	(709)	(131)	(173)

Summary of Revenue and Non-current Asset by Geographic Country	Revenue by country

	2020	2019	2018
	(in € millions)
United States	2,947	2,542	1,973
United Kingdom	836	727	576
Luxembourg	5	4	3
Other countries	4,092	3,491	2,707
	7,880	6,764	5,259

Property and Equipment and Lease Right-of-Use Assets
Disclosure of operating segments [line items]
Summary of Revenue and Non-current Asset by Geographic Country	Non-current assets for this purpose consists of property and equipment and lease right-of-use assets.

	2020	2019	2018
	(in € millions)
Sweden	151	154	29
United States	504	525	142
United Kingdom	65	79	19
Other countries	37	22	7
	757	780	197